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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mosaic Tax-Free National Fund

Portfolio of Investments - December 31, 2005 (unaudited)

Credit Rating
Moody's	S&P	Cusip		Principal Amount	Market Value
			LONG TERM MUNICIPAL BONDS: 96.5% of Net Assets

			ARIZONA: 2.5%
Aa3	AA-	040647AZ2	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	100,000	108,163
Aaa	AAA	567288MT9	Maricopa County Unified School District #48 Scottsdale, (FSA), 5%, 7/1/15	300,000	327,204
Aa3#	AA	898711ZB5	Tucson Recreational, (Prerefunded 7/1/09 @ 100), 5.25%. 7/1/18	100,000	106,038

			COLORADO: 5.1%
Aaa	nr	283461UU3	El Paso County School District #020, 5%, 12/15/16	1,005,000	1,086,204

			FLORIDA: 10.9%
Aaa	nr	320265NW7	First Florida Government Community Revenue Bond, (AMBAC Insured), 5.5%, 7/1/16	1,000,000	1,132,970
Aaa	AAA	696560FP1	Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10	1,100,000	1,214,510

			ILLINOIS: 6.8%
Aaa	AAA	759911BE9	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	377,013
Aaa	AAA	914331CZ4	University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09	1,000,000	1,077,770

			KANSAS: 2.5%
Aa2	AA+	485424DD4	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	500,000	546,440

			MARYLAND: 1.0%
Aa1	AA+	03588EDF7	Anne Arundel County, Solid Waste Projects (AMT), 5.5%, 9/1/16	100,000	102,218
Aaa#	AAA	574300AR0	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	90,000	104,392

			MASSACHUSETTS: 5.6%
Aa2	AA	575566V92	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,196,890

			MICHIGAN: 2.1%
Aaa	AAA	757402JS2	Redford United School District, (AMBAC Insured), 5%, 5/1/22	410,000	451,000

			MINNESOTA: 0.4%
Aa1	AA+	60415MTF1	Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage) (AMT), 6.25%, 7/1/26	75,000	76,606

			MISSISSIPPI: 6.0%
Aaa	AAA	415120CU6	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	633,380
Aaa	AAA	415120CR3	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	644,880

			MISSOURI: 4.9%
Aa1	AA+	606901E36	Missouri State Health & Educational Facilities Authority Revenue Bond, 5%, 11/1/09	1,000,000	1,058,690

			NEW JERSEY: 10.0%
Aaa	AAA	646135XS7	New Jersey State Transportation Transit Fund Authority, 5.5%, 12/15/17	1,000,000	1,132,160
Aaa#	AAA	646139YC3	New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16	850,000	1,002,592

			NORTH CAROLINA: 9.8%
Aaa	nr	111247BG6	Broad River, Water Authority, Water System Revenue Bond, 5%, 6/1/22	900,000	948,996
Aaa	AAA	555636AP4	Macon County, 5%, 6/1/13	500,000	545,135
Aa2	AA+	751093CV5	Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	608,544

			NORTH DAKOTA: 2.6%
Baa2	nr	38546WAV2	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	557,705

			PENNSYLVANIA: 5.6%
Aaa	AAA	524805WJ3	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,196,050

			PUERTO RICO: 1.0%
Aa3	AA	74526LAW3	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	200,000	206,498

			TEXAS: 10.0%
Aaa	AAA	548100V37	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17	305,000	359,406
nr	AAA	642543PY2	New Braunfels Independent School, 5%, 2/1/20	570,000	600,130
Aaa	AAA	659414HL3	North Forest Independent School District, 6%, 8/15/11	1,050,000	1,175,254

			VIRGINIA: 5.1%
Aaa	AAA	41077PBD7	Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10	500,000	552,335
Aaa	AAA	769312BZ1	Riverside Regional Jail Authority Revenue, 5%, 7/1/16	500,000	538,150

			WASHINGTON: 4.6%
Aaa	AAA	389532ER9	Grays Harbor County Public Utility #001, Electric Revenue Bond, 5.25%, 7/1/24	605,000	650,369
Aaa	AAA	495278WU3	King County School District #415 Kent, (FSA Insured) 5.5%, 6/1/16	300,000	338,529

			TOTAL INVESTMENTS (Cost $19,729,865)		20,656,221

			CASH AND RECEIVABLES LESS LIABILITIES: 3.5% of Net Assets		767,414

			NET ASSETS: 100%		21,423,635

Mosaic Tax-Free Arizona Fund

Portfolio of Investments - December 31, 2005 (unaudited)

Credit Rating				Principal	Market
Moody's	S&P	Cusip		Amount	Value
			LONG TERM MUNICIPAL BONDS: 96.3% of Net Assets

			EDUCATION: 29.1%
Aa3	AA	567505ER9	Maricopa County Unified School District #210 (Phoenix), 5.375%, 7/1/13	200,000	204,042
Aaa	AAA	567219TJ9	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	285,988
Baa2	nr	56756NAL1	Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	76,666
Aaa	AAA	60805VAL6	Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	100,000	103,064
Aaa#	AAA	608106CM0	Mohave County Elementary School District #1 (Lake Havasu) (FGIC Insured), 5.9%, 7/1/15	50,000	51,136
Aaa	AAA	664751BX1	Northern Arizona University, 5%, 9/1/23	150,000	158,460
Aaa	AAA	721832FS7	Pima County Unified School District #10 (Amphitheater), (FGIC Insured), 5.1%, 7/1/11	190,000	200,862
Aaa	AAA	721832FE8	Pima County, Arizona School District, (MBIA Insured), 5%, 7/1/09	125,000	127,300
Aaa	AAA	914059GS3	University of Arizona, (AMBAC Insured) 5%, 6/1/17	125,000	132,215
Aaa	AAA	914063L75	University of Arizona Board of Regents, (FGIC Insured) 5.8%, 6/1/24	275,000	299,148

			GENERAL OBLIGATION: 4.7%
Aa3	AA	898711ZC3	Tucson Recreational Facility Improvements, 5.25%, 7/1/19	250,000	265,095

			HOSPITAL: 7.5%
Aaa#	AAA	040506EY9	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	155,000	161,388
Aaa	AAA	721901HB5	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	261,097

			HOUSING: 0.5%
Aaa	nr	566824JJ8	Maricopa County Industrial Development Authority, Single Family Mortgage Revenue, 4.3%, 12/1/06	30,000	29,888

			INDUSTRIAL DEVELOPMENT: 1.8%
Aaa	AAA	71884BDQ7	Phoenix Civic Improvement Corp. Excise Tax, 4.5%, 7/1/08	100,000	102,796

			LEASING AND OTHER FACILITIES: 23.8%
Aaa	AAA	040585AN1	Arizona Board of Regents Certificate Participation, (AMBAC Insured), 5.5%, 6/1/13	320,000	349,120
Baa1	nr	040677BL9	Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	101,371
A1	A+	391577DY6	Greater Arizona Development Authority Infrastructure Revenue Bond, 4.85%, 8/1/20	300,000	308,604
Aaa	nr	566877CR5	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	245,000	265,827
Aaa	nr	566877BW7	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	35,000	38,005
Aaa	nr	567563BV2	Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25%, 6/1/12	250,000	272,805

			TRANSPORTATION: 19.4%
Aa3	AA-	040647AZ2	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	146,020
Aa1	AAA	040654KN4	Arizona Transportation Board, Highway Revenue, 5.25%, 7/1/08	200,000	209,294
Aaa	AAA	338445BS7	Flagstaff Street and Highway User Revenue, Junior Lien (FGIC Insured), 5.9%, 7/1/10	500,000	550,755
Aaa	AAA	590536CB2	Mesa Street and Highway Revenue Bond, (FSA Insured), 4%, 7/1/14	130,000	131,482
Aaa	AAA	718867QF4	Phoenix Street and Highway User Revenue Bond (FGIC Insured), 5.25%, 7/1/10	50,000	53,735

			WATER AND SEWER: 9.5%
Aa3	AA	118088AH6	Buckeye Water and Sewer Improvements, 5.45%, 1/1/10	235,000	249,941
Aaa	AAA	590485ND6	Mesa Recreational, Water and Sewer Improvements (FGIC Insured), 6.5%, 7/1/10	250,000	281,568

			TOTAL INVESTMENTS (Cost $5,180,127)		5,417,672

			CASH AND RECEIVABLES LESS LIABILITIES: 3.7% of Net Assets		209,565

			NET ASSETS: 100%		5,627,237

Mosaic Tax-Free Missouri Fund

Portfolio of Investments - December 31, 2005 (unaudited)

Credit Rating				Principal	Market
Moody's	S&P	Cusip		Amount	Value
			LONG TERM MUNICIPAL BONDS: 93.3% of Net Assets

			EDUCATION: 29.5%
Aaa	AAA	467520PK2	Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14	300,000	327,789
Aa2	nr	472538EE3	Jefferson County School District, 6.7%, 3/1/11	200,000	219,258
Aaa	AAA	585195BN9	Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19	300,000	316,287
nr	AA+	656185GC3	Normandy School District General Obligation, 5.4%, 3/1/18	325,000	337,766
Aa1	AA+	660257VA1	North Kansas City School District, 4.25%, 3/1/16	300,000	306,864
Aa1	AA+	727730BL6	Platte County School District Park Hill, 5.5%, 3/1/14	300,000	307,065
nr	AA+	731293AX4	Polk County School District R-1 Bolivar, 5%, 3/1/21	110,000	118,060
Aaa	AAA	791639DB0	St. Louis Board of Education, 5.5%, 4/1/10	275,000	297,715

			GENERAL OBLIGATION: 4.4%
Aa2	nr	524282KT6	Lees Summit, 4.7%, 4/1/21	325,000	335,442

			HOSPITAL: 2.4%
Aaa	AAA	60635RCP0	Missouri State Health & Educational Facilities Revenue, (MBIA Insured) 6.4%, 6/1/10	165,000	183,873

			HOUSING: 9.6%
Aa3	AA	74526LAW3	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	154,873
nr	AAA#	791311JT1	St. Louis County Mortgage Revenue (AMT), 5.65%, 2/1/20	500,000	568,990

			LEASING AND OTHER FACILITIES: 29.3%
A1	nr	39448PAW2	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	319,452
Aa3	nr	46737EBZ4	Jackson County Missouri, Public Building Corp. Leasehold Revenue, 5.1%, 11/1/12	200,000	211,440
Aaa	AAA	606037AH2	Missouri Development Financial Board Cultural Facilities Revenue Bond, (MBIA Insured), 5.25%, 12/1/17	350,000	376,992
Baa1	BBB+	60636CJY6	Missouri Development Financial Board Infrastructure Facilities Revenue Bond, 4.3%, 12/1/12	225,000	221,690
Aa1	AA+	606347LL4	Missouri State Board Public Buildings, 4.0%, 12/1/10	75,000	76,879
Aaa	AAA	851010GM4	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	300,372
Aaa	nr	79165TFE6	St Louis Municipal Finance Corporation, Leasehold Revenue Bond (AMBAC Insured), 5.75%, 2/15/17	300,000	329,556
Aaa	AAA	791672CD8	St Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/06	375,000	389,119

			POLLUTION CONTROL REVENUE: 3.3%
A1	A+	791648AE8	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	246,546

			PUBLIC IMPROVEMENTS: 3.2%
nr	AAA	442499BK4	Howard Bend Levee District, 4%, 3/1/08	240,000	243,310

			TRANSPORTATION: 9.7%
Aaa	AAA	088621AT4	Bi State Development Agency, Missouri, Illinois Metropolitan District Revenue, Metrolink Cross County Project B (FSA Insured), 5.25%, 10/1/09	300,000	319,968
Aa2	AAA	60636WAU9	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	267,287
nr	AA-	72770LAJ9	Platte County Industrial Development Authority, Zona Rosa Retail Project, 3.75%, 12/1/13	150,000	147,576

			WATER AND SEWER: 1.9%
Aaa	nr	473131BM1	Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	141,844

			TOTAL INVESTMENTS (Cost $6,686,956)		7,066,013

			CASH AND RECEIVABLES LESS LIABILITIES: 6.7% of Net Assets		504,909

			NET ASSETS: 100%		7,570,922

Mosaic Tax-Free Virginia Fund

Portfolio of Investments - December 31, 2005 (unaudited)

Credit Rating
Moody's	S&P			Principal Amount	Market Value
			LONG TERM MUNICIPAL BONDS: 97.6% of Net Assets

			EDUCATION: 12.7%
Aa1	AA+	30382LAS7	Fairfax County Economic Development Authority, Facilities Revenue, 6%, 4/01/21	1,000,000	1,071,760
A2	nr	545907AN7	Loudoun County Industrial Development Authority, University Facilities Revenue (George Washington University), 6.25%, 5/15/22	500,000	500,910
nr	A	769827AT3	Roanoke County Industrial Development Authority, (Hollins College), 5.25%, 3/15/23	900,000	942,192
Aa2	AA	927780TK2	Virginia College Building Authority, Educational Facilities Revenue (Washington And Lee University), 5.75%, 1/1/14	20,000	20,028
Aa1	AA+	927780RE8	Virginia College Building Authority, Educational Facilities Revenue (Washington And Lee University), 5.25%, 8/1/16	200,000	206,206
Aaa	AAA	928067GG6	Virginia Polytech Institute & State University Revenue, 5%, 6/1/14	775,000	847,773

			GENERAL OBLIGATION: 23.3%
Aaa	AAA	015302TW2	Alexandria, 5%, 1/1/16	200,000	220,142
Aaa	AAA	0414294S7	Arlington County, 5%, 2/1/19	250,000	263,715
Aaa#	AAA	230219CJ4	Culpepper County, (Prerefunded 1/15/10 @ 101) 6%, 1/15/21	500,000	553,110
Aaa	AAA	303820E75	Fairfax County, 5%, 6/1/08	600,000	624,372
Aaa#	AA+	545896G89	Loudoun County, (Prerefunded 5/1/12 @ 100) 5.25%, 5/1/13	620,000	678,819
Aaa	AA+	545896J29	Loudoun County, 5.25%, 5/1/13	130,000	141,872
Aaa	AA+	545896ZE5	Loudoun County, 5%, 10/1/13	500,000	545,830
Aa3	AA	551239C87	Lynchburg, 5.7%, 6/1/25	1,170,000	1,288,275
Aa2	AA	652234LD5	Newport News, 5%, 5/1/18	820,000	885,838
Aaa	AAA	76541VDB0	Richmond, 5%, 7/15/23	750,000	795,937
Aa1	AA+	927734KT9	Virginia Beach, 5%, 3/1/12	540,000	582,930

			HOSPITAL: 9.3%
Aaa	AAA	236886BF3	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured) 5%, 10/1/10	250,000	266,570
Aa2	AA+	303823EH7	Fairfax County Industrial Development Authority Revenue Bond, 6%, 8/15/26	500,000	517,975
Aaa	AAA	41077PBD7	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	640,000	706,989
Aaa	AAA	770084DT5	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems) (MBIA Insured), 5.5%, 7/1/16	500,000	549,075
Aaa	AAA	770084BV2	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	592,295

			HOUSING: 6.8%
nr	AAA	303833JE8	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	436,747
Aa3	AA	74526LAW3	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	154,874
nr	AAA	864817CN9	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/01/33	1,250,000	1,313,137

			INDUSTRIAL DEVELOPMENT: 3.8%
Aaa	nr	30382EBP8	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,067,260

			LEASING AND OTHER FACILITIES: 12.3%
Aa1	AA+	04144LAK8	Arlington County Industrial Development Authority Lease Revenue, 5%, 8/1/14	500,000	545,060
Aaa	AAA	737241BT5	Portsmouth Industrial Development Authority Revenue, Hotel Conference Center & Parking, 5.125%, 4/1/17	1,000,000	1,051,000
Aaa	nr	74176FAS8	Prince William County, County Facility (AMBAC Insured), 5%, 6/1/22	750,000	795,000
Aaa	nr	765410AM7	Richmond Industrial Development Authority Government Facilities, 5%, 7/15/13	1,000,000	1,088,840

			MUNICIPAL OTHER: 13.2%
Aaa	AAA	769312BZ1	Riverside Regional Jail Authority Revenue, 5%, 7/1/16	500,000	538,150
Aaa	AAA	842056FE8	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,094,850
Aaa	AAA	84532RAE1	Southwest Regional Jail Authority Revenue, (MBIA Insured), 4.5% 9/1/10	1,000,000	1,043,890
Aa1	AA+	928172CJ2	Virginia State Public Building Authority, Public Facilities Revenue, 5%, 8/01/18	1,000,000	1,042,070

			TRANSPORTATION: 7.2%
Aaa	AAA	765418DL9	Richmond Metropolitan Authority Expressway Revenue, (FGIC Insured), 5.25%, 7/15/12	350,000	384,181
Aa2	AA	927790BM6	Virginia Commonwealth Transportation Board 5.00% 9/27/12	750,000	811,830
Aa2	AA	92817PFT6	Virginia State Resources Authority Infrastructure Revenue, 4.75%, 5/1/17	800,000	836,824

			WATER & WASTE: 9.0%
Aaa	AAA	355822CE5	Frederick Regional Sewer System Revenue, (AMBAC), 5% 10/1/15	570,000	625,210
Aaa	AAA	426698CN4	Henry County Water & Sewer Revenue, (FSA Insured), 5.25% 11/15/13	700,000	776,412
Aaa	AAA/A-1	916277FN1	Upper Occoquan Sewer, Regional Sewer Revenue, (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,118,500

			TOTAL INVESTMENTS (Cost $26,576,289)		27,526,448

			CASH AND RECEIVABLES LESS LIABILITIES: 2.4% of Net Assets		687,012

			NET ASSETS: 100%		28,213,460

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Secretary

Date: February 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: February 15, 2006

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: February 15, 2006